Investment Properties	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Investment Properties
19	INVESTMENT PROPERTIES

	2017	2016
	RMB million	RMB million
Cost
At 1 January	402	344
Transfer from property, plant and equipment (note 18)	4	58
Transfer to property, plant and equipment (note 18)	(14)	—

At 31 December	392	402

Accumulated depreciation
At 1 January	81	50
Transfer from property, plant and equipment (note 18)	2	20
Transfer to property, plant and equipment (note 18)	(5)	—
Charge for the year (note 11)	12	11

At 31 December	90	81

Net book amount
At 31 December	302	321

As at 31 December 2017, the fair value of the investment properties was approximately RMB628 million (2016: RMB604 million) according to a valuation performed by an independent professionally qualified valuer.

The investment properties are leased to third parties and related parties under operating leases. Rental income totalling RMB39 million (2016: RMB37 million, 2015: RMB30 million) was received by the Group during the year in respect of the leases.

As at 31 December 2017, the carrying amount of the investment properties for which the ownership certificates of buildings have not been obtained was RMB112 million (2016: RMB119 million). The directors of the Company are of the opinion that the Group legally owns and has the rights to use the aforesaid investment properties, and that there is no material adverse impact on the overall financial position of the Group.

Fair value hierarchy

The following table illustrates the fair value measurement hierarchy of the Group’s investment properties:

Buildings	Fair value measurement using
	Quoted prices	Significant	Significant
	in active	observable	unobservable
	markets	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total
	RMB million	RMB million	RMB million	RMB million
Not measured at fair value but fair value is disclosed:
As at 31 December 2017	—	198	430	628

As at 31 December 2016	—	183	421	604

During the year, there were no transfers of fair value measurements between Level 1 and Level 2 and no transfers into or out of Level 3 (2016: Nil).

The fair values of the buildings with comparable market price have been estimated using significant observable inputs and calculated by adjusted market price considering the condition and location of the buildings.

The fair values of the buildings without comparable market price have been estimated by a discounted cash flow valuation model using significant unobservable inputs such as estimated rental value, rent growth, long term vacancy rate and discounted rate.